Net fee and commission income	12 Months Ended
Dec. 31, 2021
Net fee and commission income [abstract]
Net fee and commission income
21

Net fee and commission income
Net fee and commission income
in EUR million 2021 2020 2019
Fee and commission income
Payment Services 1,661 1,566 1,638
Securities business 853 700 485
Insurance and other broking 734 705 674
Portfolio management 617 525 490
Lending business 477 368 411
Financial guarantees and other commitments 458 364 338
Other 204 286 404
Total fee

and commission income
5,004 4,514 4,439
Fee and commission expenses
Payment Services 563 611 669
Securities business 164 133 127
Distribution of products (Externally) 591 548 504
Other 169 211 272
Total fee

and commission expenses
1,487 1,503 1,571
Net fee and commission income 3,517 3,011 2,868
ING Group changed the presentation of net fee and commission income as of 2021 to better align with internal management and monitoring. Comparative figures for 2020 and 2019 have been updated accordingly. The reclassifications

do not affect the total amount of Net Fee and Commission Income.

Payment services fees are earned for providing services for deposit accounts and cards, cash management and transaction processing including interchange. Securities fees and commissions are fees for securities brokerage and securities underwriting. Portfolio management fees include fees earned for asset management activities, fiduciary and related activities in which ING holds or invests assets on behalf of its customers. Fees and
commissions from Lending business include income earned

for lending advisory, origination, underwriting and
loan commitments which are not part of the effective interest rate. Financial guarantees and other commitments fees and commissions are earned from bank guarantees, letters of credit and other trade finance related products, factoring and leasing. Fees paid for distribution of products are all fees paid for the distribution of ING’s products and services through external providers.
All of ING’s net fee and commission income are in scope of IFRS 15 ‘Revenue from Contracts with Customers’.
Reference is made to Note 35 ‘Segments’ which includes net fee and commission income, as reported to the
Executive Board and the Management Board Banking, disaggregated by line of business and by geographical
segment.